GEOGRAPHIC INFORMATION AND CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GEOGRAPHIC INFORMATION AND CONCENTRATIONS.
GEOGRAPHIC INFORMATION AND CONCENTRATIONS.
9.	GEOGRAPHIC INFORMATION AND CONCENTRATIONS

The Company headquarters and substantially all of its operations, including its long-lived assets, are located in the United States. Geographical revenue information based on the location of the customer was as follows:

	Nine months ended September 30,
	2021	2020
Net sales by region:
Domestic	$154,454	$169,856
International	38,194	37,017
Total	$192,648	$206,873

The Company’s principal direct customers as of September 30, 2021 consisted primarily of leading international, foreign and domestic banks and other credit card issuers primarily within the U.S., Europe, Asia, Latin America, Canada, and the Middle East. The Company periodically assesses the financial strength of these customers and establishes allowances for anticipated losses, if necessary.

Two customers individually accounted for more than 10% of the Company’s revenue or 70% of total revenue in the nine months ended September 30, 2021. Three customers individually accounted for more than 10% of the Company’s revenue or 83% of total revenue in the nine months ended September 30, 2020. Four customers individually accounted for more than 10% of the Company’s accounts receivable or approximately 80% and two customers individually accounted for more than 10% or 61% of total accounts receivable as of September 30, 2021 and December 31, 2020, respectively.

The Company primarily relied on three vendors that individually accounted for more than 10% of purchases of supplies for the nine months ended September 30, 2021. Purchases of supplies from these vendors totaled approximately 32% of total purchases for the nine months ended September 30, 2021. The Company primarily relied on three vendors that individually accounted for more than 7% of purchases of supplies for the nine months ended September 30, 2020 or approximately 32% of total purchases for the nine months ended September 30, 2020.

10.	GEOGRAPHIC INFORMATION AND CONCENTRATIONS

The Company headquarters and substantially all of its operations, including its long-lived assets, are located in the United States. Geographical revenue information based on the location of the customer follows:

	Year ended December 31,
	2020	2019	2018
Net sales by country
Domestic	$213,982	$191,502	$136,140
International	46,603	51,788	19,284
Total	$260,586	$243,290	$155,424

The Company’s principal direct customers as of December 31, 2020 consist primarily of leading international, foreign and domestic banks and other credit card issuers primarily within the U.S., Europe, Asia, Latin America, Canada, and the Middle East. The Company periodically assesses the financial strength of these customers and establishes allowances for anticipated losses, if necessary.

Two customers individually accounted for more than 10% of the Company’s revenue or 72.1% of total revenue for the year ended December 31, 2020. Three customers individually accounted for more than 10% of the Company’s revenue or 74.9% of total revenue for the year ended December 31, 2019.Three customers individually accounted for more than 10% of the Company’s revenue or 84.9% of total revenue for the year ended December 31, 2018. Two customers individually accounted for more than 10% of the Company’s accounts receivable or approximately 61% as of December 31, 2020 and three customers individually accounted for 10% of total accounts receivable or 62% as of December 31, 2019, respectively.

The Company primarily relied on four vendors that individually accounted for more than 9% of purchases of supplies for the year ended December 31, 2020. The Company primarily relied on two vendors that individually accounted for more than 10% of purchases of supplies for the year ended December 31, 2019.